UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21614
Investment Company Act File Number
Eaton Vance Enhanced Equity Income Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
September 30
Date of Fiscal Year End
December 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance
Enhanced Equity Income Fund
December 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.5%(1)

Security	Shares	Value
Aerospace & Defense — 2.1%
Boeing Co. (The)	72,492	$5,317,288
United Technologies Corp.	62,084	4,537,720

		$9,855,008

Beverages — 3.4%
Beam, Inc.	46,337	$2,373,845
Coca-Cola Co. (The)	196,464	13,746,586

		$16,120,431

Biotechnology — 1.4%
Celgene Corp.(2)	98,645	$6,668,402

		$6,668,402

Capital Markets — 0.6%
Goldman Sachs Group, Inc. (The)	33,334	$3,014,394

		$3,014,394

Chemicals — 1.6%
Monsanto Co.	110,206	$7,722,134

		$7,722,134

Commercial Banks — 3.6%
KeyCorp	504,487	$3,879,505
PNC Financial Services Group, Inc.	56,634	3,266,083
Wells Fargo & Co.	368,604	10,158,726

		$17,304,314

Communications Equipment — 3.3%
Harris Corp.	3,885	$140,015
JDS Uniphase Corp.(2)	11,941	124,664
QUALCOMM, Inc.	284,114	15,541,036

		$15,805,715

Computers & Peripherals — 3.9%
Apple, Inc.(2)	45,684	$18,502,020

		$18,502,020

Construction & Engineering — 1.7%
Fluor Corp.	157,979	$7,938,445

		$7,938,445

Consumer Finance — 0.8%
American Express Co.	84,975	$4,008,271

		$4,008,271

Diversified Financial Services — 4.3%
Citigroup, Inc.	176,031	$4,631,376
JPMorgan Chase & Co.	317,029	10,541,214
Moody’s Corp.	154,502	5,203,627

		$20,376,217

Diversified Telecommunication Services — 4.5%
AT&T, Inc.	374,992	$11,339,758
CenturyLink, Inc.	131,057	4,875,320

Security	Shares	Value
Verizon Communications, Inc.	127,625	$5,120,315

		$21,335,393

Electric Utilities — 1.3%
American Electric Power Co., Inc.	75,093	$3,102,092
PPL Corp.	105,792	3,112,400

		$6,214,492

Electrical Equipment — 0.5%
Emerson Electric Co.	50,207	$2,339,144

		$2,339,144

Electronic Equipment, Instruments & Components — 0.0%(3)
Corning, Inc.	9,858	$127,957

		$127,957

Energy Equipment & Services — 3.0%
Halliburton Co.	235,053	$8,111,679
Schlumberger, Ltd.	91,445	6,246,608

		$14,358,287

Food & Staples Retailing — 1.7%
Costco Wholesale Corp.	98,308	$8,191,023

		$8,191,023

Health Care Equipment & Supplies — 3.6%
Covidien PLC	95,906	$4,316,729
St. Jude Medical, Inc.	235,929	8,092,365
Varian Medical Systems, Inc.(2)	69,933	4,694,602

		$17,103,696

Health Care Providers & Services — 3.1%
AmerisourceBergen Corp.	207,008	$7,698,627
DaVita, Inc.(2)	73	5,534
UnitedHealth Group, Inc.	140,217	7,106,198

		$14,810,359

Hotels, Restaurants & Leisure — 1.6%
McDonald’s Corp.	73,841	$7,408,468

		$7,408,468

Household Products — 2.9%
Colgate-Palmolive Co.	55,469	$5,124,781
Procter & Gamble Co.	132,541	8,841,810

		$13,966,591

Industrial Conglomerates — 3.1%
Danaher Corp.	202,200	$9,511,488
General Electric Co.	304,020	5,444,998

		$14,956,486

Insurance — 1.0%
Aflac, Inc.	29,653	$1,282,789
MetLife, Inc.	112,652	3,512,489

		$4,795,278

Internet & Catalog Retail — 1.4%
Amazon.com, Inc.(2)	39,262	$6,796,252
priceline.com, Inc.(2)	103	48,174

		$6,844,426

Security	Shares	Value
Internet Software & Services — 4.6%
eBay, Inc.(2)	292,591	$8,874,285
Google, Inc., Class A(2)	20,465	13,218,344

		$22,092,629

IT Services — 4.1%
Accenture PLC, Class A	86,678	$4,613,870
International Business Machines Corp.	67,277	12,370,895
Visa, Inc., Class A	24,766	2,514,492

		$19,499,257

Machinery — 1.0%
Deere & Co.	64,524	$4,990,931

		$4,990,931

Media — 2.7%
Comcast Corp., Class A	314,293	$7,451,887
Walt Disney Co. (The)	144,084	5,403,150

		$12,855,037

Metals & Mining — 2.2%
Cliffs Natural Resources, Inc.	48,819	$3,043,865
Freeport-McMoRan Copper & Gold, Inc.	39,423	1,450,372
Goldcorp, Inc.	129,942	5,749,933

		$10,244,170

Multi-Utilities — 0.5%
Public Service Enterprise Group, Inc.	37,377	$1,233,815
Sempra Energy	22,820	1,255,100

		$2,488,915

Multiline Retail — 1.1%
Macy’s, Inc.	162,883	$5,241,575

		$5,241,575

Oil, Gas & Consumable Fuels — 9.6%
Anadarko Petroleum Corp.	76,106	$5,809,171
Apache Corp.	61,589	5,578,732
ConocoPhillips	144,937	10,561,559
Exxon Mobil Corp.	211,889	17,959,712
Occidental Petroleum Corp.	62,446	5,851,190

		$45,760,364

Personal Products — 1.5%
Estee Lauder Cos., Inc. (The), Class A	63,836	$7,170,060

		$7,170,060

Pharmaceuticals — 5.3%
Allergan, Inc.	43,351	$3,803,617
Johnson & Johnson	142,951	9,374,726
Pfizer, Inc.	554,594	12,001,414

		$25,179,757

Real Estate Investment Trusts (REITs) — 1.2%
AvalonBay Communities, Inc.	26,090	$3,407,354
Boston Properties, Inc.	24,157	2,406,037

		$5,813,391

Road & Rail — 1.1%
Union Pacific Corp.	47,641	$5,047,088

		$5,047,088

Security	Shares	Value
Software — 3.4%
Microsoft Corp.	276,240	$7,171,190
Oracle Corp.	351,686	9,020,746

		$16,191,936

Specialty Retail — 1.0%
Home Depot, Inc. (The)	109,073	$4,585,429

		$4,585,429

Textiles, Apparel & Luxury Goods — 2.5%
NIKE, Inc., Class B	121,315	$11,691,127

		$11,691,127

Tobacco — 2.3%
Philip Morris International, Inc.	141,826	$11,130,504

		$11,130,504

Total Common Stocks (identified cost $422,200,533)		$469,749,121

Short-Term Investments — 2.9%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.06%(4)	$13,780	$13,779,970

Total Short-Term Investments (identified cost $13,779,970)		$13,779,970

Total Investments — 101.4% (identified cost $435,980,503)		$483,529,091

Covered Call Options Written — (1.4)%

	Number of	Strike	Expiration
Security	Contracts	Price	Date	Value
Aflac, Inc.	150	$46.00	2/18/12	$(16,200)
Allergan, Inc.	220	85.00	1/21/12	(81,400)
Amazon.com, Inc.	190	250.00	1/21/12	(190)
American Electric Power Co., Inc.	375	41.00	1/21/12	(30,000)
American Express Co.	425	50.00	1/21/12	(9,775)
AmerisourceBergen Corp.	1,035	37.00	2/18/12	(168,188)
Anadarko Petroleum Corp.	385	80.00	2/18/12	(100,100)
Apache Corp.	310	92.50	2/18/12	(125,550)
Apple, Inc.	315	375.00	1/21/12	(1,027,688)
AT&T, Inc.	1,875	30.00	1/21/12	(71,250)
AvalonBay Communities, Inc.	130	130.00	1/21/12	(44,850)
Beam, Inc.	235	55.00	1/21/12	(1,762)
Boeing Co. (The)	365	67.50	2/18/12	(256,413)
Boston Properties, Inc.	125	105.00	1/21/12	(6,562)
Celgene Corp.	405	67.50	1/21/12	(64,598)
CenturyLink, Inc.	255	37.00	1/21/12	(19,125)
Citigroup, Inc.	880	28.00	2/18/12	(109,560)
Cliffs Natural Resources, Inc.	245	77.50	1/21/12	(1,102)
Coca-Cola Co. (The)	985	70.00	1/21/12	(93,083)
Colgate-Palmolive Co.	130	95.00	1/21/12	(4,810)
Comcast Corp., Class A	1,575	24.00	1/21/12	(69,300)
ConocoPhillips	725	72.50	1/21/12	(117,450)
Costco Wholesale Corp.	495	90.00	1/21/12	(1,485)
Covidien PLC	480	45.00	2/18/12	(87,600)
Danaher Corp.	1,015	48.00	2/18/12	(152,250)
Deere & Co.	325	80.00	1/21/12	(27,300)
eBay, Inc.	1,465	34.00	1/21/12	(10,987)

	Number of	Strike	Expiration
Security	Contracts	Price	Date	Value
Emerson Electric Co.	255	$52.50	1/21/12	$(637)
Estee Lauder Cos., Inc. (The), Class A	430	110.00	1/21/12	(184,900)
Exxon Mobil Corp.	990	80.00	1/21/12	(499,950)
Fluor Corp.	790	60.00	1/21/12	(1,975)
Freeport-McMoRan Copper & Gold, Inc.	200	40.00	2/18/12	(20,800)
General Electric Co.	1,520	17.50	1/21/12	(112,480)
Goldcorp, Inc.	650	55.00	1/21/12	(3,900)
Goldman Sachs Group, Inc. (The)	170	100.00	1/21/12	(10,115)
Google, Inc., Class A	105	630.00	1/21/12	(319,200)
Home Depot, Inc. (The)	545	37.00	1/21/12	(280,675)
International Business Machines Corp.	340	185.00	1/21/12	(124,100)
Johnson & Johnson	715	65.00	2/18/12	(136,565)
JPMorgan Chase & Co.	1,835	34.00	2/18/12	(255,983)
Macy’s, Inc.	755	31.00	1/21/12	(131,748)
McDonald’s Corp.	370	95.00	1/21/12	(206,275)
MetLife, Inc.	565	32.00	1/21/12	(39,832)
Microsoft Corp.	1,385	26.00	2/18/12	(113,570)
Monsanto Co.	555	80.00	1/21/12	(7,215)
Moody’s Corp.	775	37.00	2/18/12	(39,525)
NIKE, Inc., Class B	545	95.00	1/21/12	(153,690)
Occidental Petroleum Corp.	210	100.00	1/21/12	(14,175)
Oracle Corp.	1,760	30.00	2/18/12	(15,840)
Pfizer, Inc.	2,775	21.00	2/18/12	(291,375)
Philip Morris International, Inc	710	77.50	1/21/12	(131,705)
PNC Financial Services Group, Inc.	285	55.00	1/21/12	(98,325)
PPL Corp.	305	30.00	1/21/12	(5,337)
Procter & Gamble Co.	665	65.00	1/21/12	(126,683)
QUALCOMM, Inc.	1,425	60.00	1/21/12	(7,837)
Schlumberger, Ltd.	335	80.00	2/18/12	(11,892)
St. Jude Medical, Inc.	1,075	42.50	1/21/12	(2,687)
Union Pacific Corp.	240	105.00	2/18/12	(115,200)
United Technologies Corp.	310	75.00	2/18/12	(54,405)
UnitedHealth Group, Inc.	705	52.50	2/18/12	(84,600)
Varian Medical Systems, Inc.	350	60.00	2/18/12	(285,250)
Verizon Communications, Inc.	415	38.00	1/21/12	(87,358)
Visa, Inc., Class A	125	105.00	2/18/12	(36,875)
Walt Disney Co. (The)	720	37.00	2/18/12	(138,960)
Wells Fargo & Co.	1,845	28.00	1/21/12	(130,073)

Total Covered Call Options Written (Premiums received $7,448,934)				$(6,980,290)

Other Assets, Less Liabilities 0.0%(3)				$125,230

Net Assets — 100.0%				$476,674,031

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	A portion of each applicable common stock for which a written call option is outstanding at December 31, 2011 has been pledged as collateral for such written option.

(2)	Non-income producing security.

(3)	Amount is less than 0.05%.

(4)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended December 31, 2011 was $3,375.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$436,822,608

Gross unrealized appreciation	$66,616,979
Gross unrealized depreciation	(19,910,496)

Net unrealized appreciation	$46,706,483

Written call options activity for the fiscal year to date ended December 31, 2011 was as follows:

	Number of	Premiums
	Contracts	Received
Outstanding, beginning of period	51,196	$8,279,787
Options written	62,385	10,306,762
Options terminated in closing purchase transactions	(39,792)	(6,312,511)
Options exercised	(3,086)	(229,589)
Options expired	(27,838)	(4,595,515)

Outstanding, end of period	42,865	$7,448,934

At December 31, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives.

The Fund writes covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Fund in effect, sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying stock decline. The Fund is not subject to counterparty credit risk with respect to its written options as the Fund, not the counterparty, is obligated to perform under such derivatives.

At December 31, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $6,980,290.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks	$469,749,121 *	$—	$—	$469,749,121
Short-Term Investments	—	13,779,970	—	13,779,970

Total Investments	$469,749,121	$13,779,970	$—	$483,529,091

Liability Description

Covered Call Options Written	$(6,980,290)	$—	$—	$(6,980,290)

Total	$(6,980,290)	$—	$—	$(6,980,290)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of September 30, 2011 whose fair value was determined using Level 3 inputs. At December 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Enhanced Equity Income Fund

By:	/s/ Walter A. Row, III Walter A. Row, III
President

Date:	February 23, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Walter A. Row, III Walter A. Row, III
President

Date:	February 23, 2012

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	February 23, 2012